Document and Entity Information	Sep. 10, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Medtronic plc
Amendment Flag	false
Entity Central Index Key	0001613103
Document Type	8-K
Document Period End Date	Sep. 10, 2021
Entity Incorporation State Country Code	L2
Entity File Number	1-36820
Entity Tax Identification Number	98-1183488
Entity Address, Address Line One	20 On Hatch
Entity Address, Address Line Two	Lower Hatch Street
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 XH02
City Area Code	353 1
Local Phone Number	438-1700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares, $0.0001 par value per share
Trading Symbol	MDT
Security Exchange Name	NYSE
Senior Notes 2019 Due 2022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.00% Senior Notes due 2022
Trading Symbol	MDT/22B
Security Exchange Name	NYSE
Senior Notes 2019 Due 20230.375 Percent [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.375% Senior Notes due 2023
Trading Symbol	MDT/23B
Security Exchange Name	NYSE
Senior Notes 2020 Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.000% Senior Notes due 2023
Trading Symbol	MDT/23C
Security Exchange Name	NYSE
Senior Notes 2019 Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.25% Senior Notes due 2025
Trading Symbol	MDT/25
Security Exchange Name	NYSE
Senior Notes 2020 Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.000% Senior Notes due 2025
Trading Symbol	MDT/25A
Security Exchange Name	NYSE
Senior Notes 2019 Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.125% Senior Notes due 2027
Trading Symbol	MDT/27
Security Exchange Name	NYSE
Senior Notes 2020 Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.375% Senior Notes due 2028
Trading Symbol	MDT/28
Security Exchange Name	NYSE
Senior Notes 2019 Due 20311.625 Percent [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Senior Notes due 2031
Trading Symbol	MDT/31
Security Exchange Name	NYSE
Senior Notes 2019 Due 20311.00 Percent [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.00% Senior Notes due 2031
Trading Symbol	MDT/31A
Security Exchange Name	NYSE
Senior Notes 2020 Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Senior Notes due 2032
Trading Symbol	MDT/32
Security Exchange Name	NYSE
Senior Notes 2019 Due 20392.250 Percent [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.250% Senior Notes due 2039
Trading Symbol	MDT/39A
Security Exchange Name	NYSE
Senior Notes 2019 Due 20391.50 Percent [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.50% Senior Notes due 2039
Trading Symbol	MDT/39B
Security Exchange Name	NYSE
Senior Notes 2020 Due 2040 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.375% Senior Notes due 2040
Trading Symbol	MDT/40A
Security Exchange Name	NYSE
Senior Notes 2019 Due 2049 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.75% Senior Notes due 2049
Trading Symbol	MDT/49
Security Exchange Name	NYSE
Senior Notes 2020 Due 2050 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Senior Notes due 2050
Trading Symbol	MDT/50
Security Exchange Name	NYSE